OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2025	2024
	£m	£m
Loans and advances to customers:
Loans to housing associations	—	4
Other loans	40	40
	40	44
Debt securities	—	56
Other debt instruments	24	36
	64	136